INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of U.S. and non-U.S. components of income (loss) before income tax expense

 The following table presents the U.S. and non-U.S. components of income (loss) before income tax expense:

	December 31,
	2013	2012	2011
U.S.	$88,395	$46,313	$25,610
Non-U.S.	(15,376)	(8,593)	(30,498)

Income (loss) before income taxes	$73,019	$37,720	$(4,888)

Schedule of current and deferred components of the income tax provision

 The current and deferred components of the income tax provision for the years ended December 31, 2013, 2012 and 2011 are as follows:

	December 31,
	2013	2012	2011
Current income taxes:
Federal	$—	$—	$—
State and local	2,533	2,454	2,078
Foreign	—	328	—

	$2,533	$2,782	$2,078
Deferred income taxes:
Federal	$—	$—	$—
State and local	187	(55)	(344)
Foreign	74	(229)	1,908

Total	$2,794	$2,498	$3,642

Schedule of total provision for income taxes that differs from the amount which would be computed by applying the appropriate statutory rate to income before income taxes

   The total provision for income taxes differs from the amount which would be computed by applying the appropriate statutory rate to income before income taxes as follows:

	December 31,
	2013	2012	2011
Reconciliation of federal statutory tax rates
U.S. statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) due to state and local taxes	3.7%	6.3%	-35.5%
Rate benefit as a U.S. limited partnership/flow through	-35.0%	-35.0%	-35.0%
Foreign tax rate	0.1%	0.3%	-39.0%

Effective income tax rate	3.8%	6.6%	-74.5%

Schedule of significant components of deferred tax assets and liabilities included on combined statements of financial condition

	December 31,
	2013	2012	2011
Net operating loss	$7,127	$5,138	$4,414
Accrued expenses and other	1,315	819	535

	8,442	5,957	4,949
Valuation allowance	(7,127)	(5,138)	(4,414)

Net deferred tax asset	$1,315	$819	$535